Amortized Cost and Estimated Fair Value with Gross Unrealized Gains and Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Available for Sale:
Amortized Cost	$ 233,270		$ 246,685		$ 273,998
Gross Unrealized Gains	1,206		1,121		4,143
Gross Unrealized Losses	6,844		12,871		1,228
Estimated Fair Value	227,632		234,935		276,913
Held to Maturity:
Amortized cost	34,926		36,465
Unrealized Losses Recorded in AOCI	849	[1]	970	[1]
Carrying Value	34,077		35,495		0
Gross Unrealized Gains	407		4
Gross Unrealized Losses	81		978
Estimated Fair Value	34,403		34,521		0
Obligations of U.S. Government agencies
Available for Sale:
Amortized Cost	14,990		14,989		13,495
Gross Unrealized Gains	0		0		10
Gross Unrealized Losses	915		1,599		38
Estimated Fair Value	14,075		13,390		13,467
SBA Pool securities
Available for Sale:
Amortized Cost	86,790		89,531		81,500
Gross Unrealized Gains	22		35		1,515
Gross Unrealized Losses	2,386		3,531		264
Estimated Fair Value	84,426		86,035		82,751
Agency mortgage-backed securities
Available for Sale:
Amortized Cost	30,897		36,261		31,384
Gross Unrealized Gains	156		104		349
Gross Unrealized Losses	566		1,111		19
Estimated Fair Value	30,487		35,254		31,714
Agency CMO securities
Available for Sale:
Amortized Cost	44,076		43,277		61,710
Gross Unrealized Gains	154		62		583
Gross Unrealized Losses	938		1,961		357
Estimated Fair Value	43,292		41,378		61,936
Held to Maturity:
Amortized cost	12,346		12,598
Unrealized Losses Recorded in AOCI	90	[1]	98	[1]
Carrying Value	12,256		12,500
Gross Unrealized Gains	104		0
Gross Unrealized Losses	26		547
Estimated Fair Value	12,334		11,953
Non agency CMO securities
Available for Sale:
Amortized Cost	1,041		1,304	[2]	2,200
Gross Unrealized Gains	0		2	[2]	1
Gross Unrealized Losses	4		0	[2]	2
Estimated Fair Value	1,037		1,306	[2]	2,199
State and political subdivisions
Available for Sale:
Amortized Cost	55,010		60,834		82,536
Gross Unrealized Gains	416		177		1,229
Gross Unrealized Losses	2,035		4,669		548
Estimated Fair Value	53,391		56,342		83,217
Held to Maturity:
Amortized cost	22,580		23,867
Unrealized Losses Recorded in AOCI	759	[1]	872	[1]
Carrying Value	21,821		22,995
Gross Unrealized Gains	303		4
Gross Unrealized Losses	55		431
Estimated Fair Value	22,069		22,568
Pooled trust preferred securities
Available for Sale:
Amortized Cost	456		467		506
Gross Unrealized Gains	292		282		253
Gross Unrealized Losses	0		0		0
Estimated Fair Value	748		749		759
FNMA and FHLMC preferred stock
Available for Sale:
Amortized Cost	10		22		77
Gross Unrealized Gains	166		459		199
Gross Unrealized Losses	0		0		0
Estimated Fair Value	176		481		276
Corporate securities
Available for Sale:
Amortized Cost					590
Gross Unrealized Gains					4
Gross Unrealized Losses					0
Estimated Fair Value					$ 594

[1]	Represents the unrealized holding gain or loss at the date of transfer from available for sale to held to maturity, net of any accretion.
[2]	The combined unrealized loss on these securities was less than $1.